Related party transactions (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Parent
Related-Party Transactions
Income	[1]	R$ 389,663	R$ (798,022)	R$ (761,189)
Interest and similar income - Loans and amounts due from credit institutions	[1],[2]	87,217	39,677	31,930
Interest expense and similar charges - Customer deposits	[1]	0	(4,192)	0
Interest expense and similar charges - Deposits from credit institutions	[1]	(13,038)	(512)	(311)
Fee and commission income (expense)	[1]	(5,099)	5,334	(8,022)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1],[2]	592,919	(613,168)	(406,523)
Administrative expenses and Amortization	[1]	(50,271)	0	0
Others Administrative expenses - Donation	[1]	0	0	0
Debt Instruments Eligible to Compose Capital	[1]	(222,065)	(225,161)	(378,263)
Gain on disposal of non-current assets held for sale not classified as discontinued operations	[1]	0	0	0
Parent | Banco Santander, S.A. – Spain
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[1]	87,217	39,677	31,930
Interest expense and similar charges - Customer deposits	[1]	0	(4,192)	0
Interest expense and similar charges - Deposits from credit institutions	[1]	(13,038)	(512)	(311)
Fee and commission income (expense)	[1]	(5,099)	5,334	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	592,919	(613,168)	(406,523)
Administrative expenses and Amortization	[1]	(50,271)	0	0
Debt Instruments Eligible to Compose Capital	[1],[3]	(222,065)	(225,161)	(378,263)
Parent | Banco RCI Brasil S.A.
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[1]	0	0	0
Interest expense and similar charges - Deposits from credit institutions	[1],[2]	0	0	0
Fee and commission income (expense)	[1],[2]	0	0	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0	0	0
Parent | Companhia de Crédito, Financiamento e Investimento RCI Brasil
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[1],[2]	0	0	0
Interest expense and similar charges - Deposits from credit institutions	[1]	0	0	0
Fee and commission income (expense)	[1],[2]	0	0	(8,022)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0	0	0
Parent | Abbey National Treasury Services Plc
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[1]	0	0	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0	0	0
Parent | Cibrasec
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[1]	0	0	0
Parent | ISBAN Brasil S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0	0	0
Administrative expenses and Amortization	[1]	0	0	0
Parent | Santander Securities Services Brasil Participações S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0	0	0
Interest expense and similar charges - Deposits from credit institutions	[1],[3]	0	0	0
Administrative expenses and Amortization	[1],[3]	0	0	0
Gain on disposal of non-current assets held for sale not classified as discontinued operations	[1],[4]	0	0	0
Parent | Produban Serviços de Informática S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0	0	0
Administrative expenses and Amortization	[1]	0	0	0
Parent | Santander Brasil Gestão de Recursos Ltda
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0	0	0
Parent | Santander Securities Services Brasil DTVM S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0	0	0
Interest expense and similar charges - Deposits from credit institutions		0	0	0
Fee and commission income (expense)	[1]	0	0	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1],[3]	0	0	0
Administrative expenses and Amortization	[1]	0	0	0
Parent | Santander Cultural
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0	0	0
Others Administrative expenses - Donation	[1]	0	0	0
Parent | Real Fundo de Investimento Multimercado Santillana Credito Privado
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0	0	0
Interest expense and similar charges - Deposits from credit institutions	[1]	0	0	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0	0	0
Parent | Webmotors S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0	0	0
Fee and commission income (expense)	[1]	0	0	0
Parent | Others
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0	0	0
Fee and commission income (expense)	[1]	0	0	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0	0	0
Administrative expenses and Amortization	[1]	0	0	0
Parent | Santander Securities
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[1]	0	0	0
Parent | SAM Brasil Participações
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[1]	0	0	0
Parent | Santander Asset Management, S.A. SGIIC.
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[1]	0	0	0
Parent | Banco Santander International
Related-Party Transactions
Fee and commission income (expense)	[1]	0	0	0
Parent | Zurich Santander Brasil Seguros S.A.
Related-Party Transactions
Fee and commission income (expense)	[1]	0	0	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0	0	0
Parent | Zurich Santander Brasil Seguros e Previdência S.A.
Related-Party Transactions
Fee and commission income (expense)	[1]	0	0	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0	0	0
Parent | Santander Investment Securities Inc.
Related-Party Transactions
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0	0	0
Parent | ISBAN Chile S.A.
Related-Party Transactions
Administrative expenses and Amortization	[1]	0	0	0
Parent | Aquanima Brasil Ltda.
Related-Party Transactions
Administrative expenses and Amortization	[1]	0	0	0
Parent | TECBAN - Tecnologia Bancaria Brasil
Related-Party Transactions
Administrative expenses and Amortization	[1]	0	0	0
Parent | Produban Servicios Informaticos Generales, S.L.
Related-Party Transactions
Administrative expenses and Amortization	[1]	0	0	0
Parent | Ingeniería de Software Bancario, S.L.
Related-Party Transactions
Administrative expenses and Amortization	[1]	0	0	0
Parent | Konecta Brazil Outsourcing Ltda
Related-Party Transactions
Administrative expenses and Amortization	[1]	0	0	0
Parent | Fundacao Santander
Related-Party Transactions
Others Administrative expenses - Donation	[1]	0	0	0
Parent | Instituto Escola Brasil
Related-Party Transactions
Others Administrative expenses - Donation	[1]	0	0	0
Parent | Fundacao Sudameris
Related-Party Transactions
Others Administrative expenses - Donation	[1]	0	0	0
Parent | Capital Riesgo Global
Related-Party Transactions
Gain on disposal of non-current assets held for sale not classified as discontinued operations	[1],[5]	0	0	0
Joint-controlled companies
Related-Party Transactions
Income		126,781	136,111	189,182
Interest and similar income - Loans and amounts due from credit institutions	[2]	87,381	114,909	163,684
Interest expense and similar charges - Customer deposits		(4,486)	(26,996)	(25,330)
Interest expense and similar charges - Deposits from credit institutions		(3,026)	(10,959)	(1,447)
Fee and commission income (expense)		14,999	20,133	21,376
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	31,913	39,024	30,899
Administrative expenses and Amortization		0	0	0
Others Administrative expenses - Donation		0	0	0
Debt Instruments Eligible to Compose Capital		0	0	0
Gain on disposal of non-current assets held for sale not classified as discontinued operations		0	0	0
Joint-controlled companies | Banco Santander, S.A. – Spain
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions		0	0	0
Interest expense and similar charges - Customer deposits		0	0	0
Interest expense and similar charges - Deposits from credit institutions		0	0	0
Fee and commission income (expense)		0	0	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0	0	0
Administrative expenses and Amortization		0	0	0
Debt Instruments Eligible to Compose Capital	[3]	0	0	0
Joint-controlled companies | Banco RCI Brasil S.A.
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions		87,381	0	0
Interest expense and similar charges - Deposits from credit institutions	[2]	(3,026)	(10,959)	(1,447)
Fee and commission income (expense)	[2]	14,996	19,211	3,863
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		31,913	39,024	0
Joint-controlled companies | Companhia de Crédito, Financiamento e Investimento RCI Brasil
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[2]	0	114,909	163,684
Interest expense and similar charges - Deposits from credit institutions		0	0	0
Fee and commission income (expense)	[2]	0	0	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0	0	30,899
Joint-controlled companies | Abbey National Treasury Services Plc
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions		0	0	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0	0	0
Joint-controlled companies | Cibrasec
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions		0	0	0
Joint-controlled companies | ISBAN Brasil S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0	0	0
Administrative expenses and Amortization		0	0	0
Joint-controlled companies | Santander Securities Services Brasil Participações S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0	0	0
Interest expense and similar charges - Deposits from credit institutions	[3]	0	0	0
Administrative expenses and Amortization	[3]	0	0	0
Gain on disposal of non-current assets held for sale not classified as discontinued operations	[4]	0	0	0
Joint-controlled companies | Produban Serviços de Informática S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0	0	0
Administrative expenses and Amortization		0	0	0
Joint-controlled companies | Santander Brasil Gestão de Recursos Ltda
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0	0	0
Joint-controlled companies | Santander Securities Services Brasil DTVM S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0	0	0
Interest expense and similar charges - Deposits from credit institutions		0	0	0
Fee and commission income (expense)		0	0	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[3]	0	0	0
Administrative expenses and Amortization		0	0	0
Joint-controlled companies | Santander Cultural
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0	0	0
Others Administrative expenses - Donation		0	0	0
Joint-controlled companies | Real Fundo de Investimento Multimercado Santillana Credito Privado
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0	0	0
Interest expense and similar charges - Deposits from credit institutions		0	0	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0	0	0
Joint-controlled companies | Webmotors S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits		(4,486)	(26,996)	(25,330)
Fee and commission income (expense)		3	922	934
Joint-controlled companies | Others
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0	0	0
Fee and commission income (expense)		0	0	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0	0	0
Administrative expenses and Amortization		0	0	0
Joint-controlled companies | Santander Securities
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions		0	0	0
Joint-controlled companies | SAM Brasil Participações
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions		0	0	0
Joint-controlled companies | Santander Asset Management, S.A. SGIIC.
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions		0	0	0
Joint-controlled companies | Banco Santander International
Related-Party Transactions
Fee and commission income (expense)		0	0	0
Joint-controlled companies | Zurich Santander Brasil Seguros S.A.
Related-Party Transactions
Fee and commission income (expense)		0	0	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0	0	0
Joint-controlled companies | Zurich Santander Brasil Seguros e Previdência S.A.
Related-Party Transactions
Fee and commission income (expense)		0	0	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0	0	0
Joint-controlled companies | Santander Investment Securities Inc.
Related-Party Transactions
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0	0	0
Joint-controlled companies | ISBAN Chile S.A.
Related-Party Transactions
Administrative expenses and Amortization		0	0	0
Joint-controlled companies | Aquanima Brasil Ltda.
Related-Party Transactions
Administrative expenses and Amortization		0	0	0
Joint-controlled companies | TECBAN - Tecnologia Bancaria Brasil
Related-Party Transactions
Administrative expenses and Amortization		0	0	0
Joint-controlled companies | Produban Servicios Informaticos Generales, S.L.
Related-Party Transactions
Administrative expenses and Amortization		0	0	0
Joint-controlled companies | Ingeniería de Software Bancario, S.L.
Related-Party Transactions
Administrative expenses and Amortization		0	0	0
Joint-controlled companies | Konecta Brazil Outsourcing Ltda
Related-Party Transactions
Administrative expenses and Amortization		0	0	0
Joint-controlled companies | Fundacao Santander
Related-Party Transactions
Others Administrative expenses - Donation		0	0	0
Joint-controlled companies | Instituto Escola Brasil
Related-Party Transactions
Others Administrative expenses - Donation		0	0	0
Joint-controlled companies | Fundacao Sudameris
Related-Party Transactions
Others Administrative expenses - Donation		0	0	0
Joint-controlled companies | Capital Riesgo Global
Related-Party Transactions
Gain on disposal of non-current assets held for sale not classified as discontinued operations	[5]	0	0	0
Other Related-Party
Related-Party Transactions
Income	[3]	1,210,444	1,197,489	2,509,524
Interest and similar income - Loans and amounts due from credit institutions	[2],[3]	1,417	396	104
Interest expense and similar charges - Customer deposits	[3]	(41,026)	(49,420)	(28,508)
Interest expense and similar charges - Deposits from credit institutions	[3]	(113,569)	(115,458)	(89,636)
Fee and commission income (expense)	[3]	2,453,179	1,955,255	1,883,916
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2],[3]	(39,534)	267,983	953,678
Administrative expenses and Amortization	[3]	(1,028,750)	(840,739)	(982,135)
Others Administrative expenses - Donation	[3]	(21,273)	(20,528)	(18,071)
Debt Instruments Eligible to Compose Capital	[3]	0	0	0
Gain on disposal of non-current assets held for sale not classified as discontinued operations	[3]	0	0	784,954
Other Related-Party | Banco Santander, S.A. – Spain
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[3]	0	0	0
Interest expense and similar charges - Customer deposits	[3]	0	0	0
Interest expense and similar charges - Deposits from credit institutions	[3]	0	0	0
Fee and commission income (expense)	[3]	0	0	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[3]	0	0	0
Administrative expenses and Amortization	[3]	0	0	0
Debt Instruments Eligible to Compose Capital	[3]	0	0	0
Other Related-Party | Banco RCI Brasil S.A.
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[3]	0	0	0
Interest expense and similar charges - Deposits from credit institutions	[2],[3]	0	0	0
Fee and commission income (expense)	[2],[3]	0	0	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[3]	0	0	0
Other Related-Party | Companhia de Crédito, Financiamento e Investimento RCI Brasil
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[2],[3]	0	0	0
Interest expense and similar charges - Deposits from credit institutions	[3]	0	0	0
Fee and commission income (expense)	[2],[3]	0	0	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[3]	0	0	0
Other Related-Party | Abbey National Treasury Services Plc
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[3]	879	396	104
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[3]	23,843	38,274	(88,881)
Other Related-Party | Cibrasec
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[3]	538	0	0
Other Related-Party | ISBAN Brasil S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[3]	(2,145)	(3,560)	(7,841)
Administrative expenses and Amortization	[3]	(337,161)	(290,430)	(406,662)
Other Related-Party | Santander Securities Services Brasil Participações S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[3]	(6,190)	(4,119)	0
Interest expense and similar charges - Deposits from credit institutions	[3]	0	(4,119)	0
Administrative expenses and Amortization	[3]	(42,603)	0	0
Gain on disposal of non-current assets held for sale not classified as discontinued operations	[3],[4]	0	0	750,550
Other Related-Party | Produban Serviços de Informática S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[3]	(1,547)	(2,117)	(3,752)
Administrative expenses and Amortization	[3]	(242,191)	(209,253)	(205,137)
Other Related-Party | Santander Brasil Gestão de Recursos Ltda
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[3]	(6,636)	(12,417)	(14,302)
Other Related-Party | Santander Securities Services Brasil DTVM S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[3]	(24,344)	0	0
Interest expense and similar charges - Deposits from credit institutions	[3]	0	(20,979)	0
Fee and commission income (expense)	[3]	0	1,896	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[3]	(26,102)	(16,038)	0
Administrative expenses and Amortization	[3]	0	(35,882)	0
Other Related-Party | Santander Cultural
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[3]	(69)	(11)	0
Others Administrative expenses - Donation	[3]	(3,513)	(2,737)	(3,231)
Other Related-Party | Real Fundo de Investimento Multimercado Santillana Credito Privado
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[3]	0	(31,097)	0
Interest expense and similar charges - Deposits from credit institutions	[3]	(112,211)	(88,467)	(15,584)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[3]	(79,480)	257,475	602,557
Other Related-Party | Webmotors S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[3]	0	0	0
Fee and commission income (expense)	[3]	0	0	8,804
Other Related-Party | Others
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[3]	(95)	(218)	(2,613)
Fee and commission income (expense)	[3]	2,436	2,489	1,626,288
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[3]	928	3,387	15,820
Administrative expenses and Amortization	[3]	(2,209)	(3,353)	(6,055)
Other Related-Party | Santander Securities
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[3]	0	0	(71,939)
Other Related-Party | SAM Brasil Participações
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[3]	(95)	(133)	0
Other Related-Party | Santander Asset Management, S.A. SGIIC.
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[3]	(1,263)	(1,760)	(2,113)
Other Related-Party | Banco Santander International
Related-Party Transactions
Fee and commission income (expense)	[3]	20,480	20,959	0
Other Related-Party | Zurich Santander Brasil Seguros S.A.
Related-Party Transactions
Fee and commission income (expense)	[3]	295,508	218,773	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[3]	1,788	0	0
Other Related-Party | Zurich Santander Brasil Seguros e Previdência S.A.
Related-Party Transactions
Fee and commission income (expense)	[3]	2,134,755	1,711,138	248,824
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[3]	52,981	0	0
Other Related-Party | Santander Investment Securities Inc.
Related-Party Transactions
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[3]	(13,492)	(15,115)	0
Other Related-Party | ISBAN Chile S.A.
Related-Party Transactions
Administrative expenses and Amortization	[3]	(23)	(26)	(1,024)
Other Related-Party | Aquanima Brasil Ltda.
Related-Party Transactions
Administrative expenses and Amortization	[3]	(25,638)	(24,557)	(24,075)
Other Related-Party | TECBAN - Tecnologia Bancaria Brasil
Related-Party Transactions
Administrative expenses and Amortization	[3]	(262,046)	(213,194)	(160,563)
Other Related-Party | Produban Servicios Informaticos Generales, S.L.
Related-Party Transactions
Administrative expenses and Amortization	[3]	(46,494)	(21,525)	(22,834)
Other Related-Party | Ingeniería de Software Bancario, S.L.
Related-Party Transactions
Administrative expenses and Amortization	[3]	(70,385)	(42,519)	(57,293)
Other Related-Party | Konecta Brazil Outsourcing Ltda
Related-Party Transactions
Administrative expenses and Amortization	[3]	0	0	(98,492)
Other Related-Party | Fundacao Santander
Related-Party Transactions
Others Administrative expenses - Donation	[3]	(1,837)	(3,452)	(3,500)
Other Related-Party | Instituto Escola Brasil
Related-Party Transactions
Others Administrative expenses - Donation	[3]	(873)	(939)	(1,140)
Other Related-Party | Fundacao Sudameris
Related-Party Transactions
Others Administrative expenses - Donation	[3]	(15,050)	(13,400)	(10,200)
Other Related-Party | Capital Riesgo Global
Related-Party Transactions
Gain on disposal of non-current assets held for sale not classified as discontinued operations	[3],[5]	R$ 0	R$ 0	R$ 34,404

[1]	Banco Santander (Brasil) S.A. is indirectly controlled by Banco Santander Spain, through its subsidiary Grupo Empresarial Santander, S.L. and Sterrebeeck B.V.
[2]	In February, 2016 the Cia de Credito, Financiamento e Investimentos Renault was acquired by Banco RCI Brasil.
[3]	Refers to the Company's subsidiaries (Banco Santander, S.A .- Spain).
[4]	Refers the profit on disposal of the company Santander Securities Services Brasil DTVM S.A.
[5]	Refers the profit on disposal of the company MS Participacoes.